ORGANIZATION AND PRINCIPAL ACTIVITIES (Details Narrative) - USD ($)			1 Months Ended		6 Months Ended
		Apr. 22, 2026	Mar. 31, 2026	Jan. 31, 2026	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Common stock, par value					$ 0		$ 0
Common stock, shares issued				34,580,000	5,411,109		4,701,369
Issuance of shares value				$ 7,000,000.0		$ 10,000,000
Common stock, shares outstanding					4,198,442		4,641,369
Weighted average number of shares outstanding basic	[1]				3,838,370	3,124,352
Weighted average number of shares outstanding diluted	[1]				3,838,370	3,124,352
2026 Equity Incentive Plan [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Issuance of shares		709,740			709,740
Reverse Recapitalization [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Common stock, par value				$ 0.203	$ 0
Common stock, shares issued				1,152,667	5,411,109
Common stock, shares outstanding					4,198,442
Treasury stock shares acquired					1,212,667
Treasury stock common value					$ 7,019,920
Reverse Recapitalization [Member] | Utah Limited [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Common stock, shares issued				34,580,000
Securities Purchase Agreement [Member] | Utah Limited [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Share repurchased			60,000
Share repurchased value			$ 180
Previously Reported [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Common stock, shares issued							141,039,933
Weighted average number of shares outstanding basic						93,730,569
Weighted average number of shares outstanding diluted						93,730,569

[1]	The shares and per share data are presented on a retroactive basis to reflect the Share Combination(Note 1).